STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2013		$ 184	$ 6,535,913	$ (6,785,112)	$ (249,015)
Beginning Balance, Shares at Dec. 31, 2013		18,355,819
Common stock sold for cash at $0.10 per share, Amount		$ 5	50,995		51,000
Common stock sold for cash at $0.10 per share, Shares		510,000
Imputed interest on non-interest bearing related party debts			134		(134)
Warrants granted as debt discount on convertible note			37,981		37,981
Amortization of warrants granted for services, related parties			394,540		394,540
Amortization of warrants granted for services			96,767		96,767
Common stock issued for services, Amount		$ 9	263,070		263,079
Common stock issued for services, Shares		853,462
Common stock sold for cash to Kodiak Capital Group, LLC, Amount		$ 20	699,980		700,000
Common stock sold for cash to Kodiak Capital Group, LLC, Shares		2,022,894
Exercise of warrants at $0.75 per share, Amount			11,250		11,250
Exercise of warrants at $0.75 per share, Shares		15,000
Beneficial conversion feature of convertible note			37,019		37,019
Net loss				(1,410,514)	(1,410,514)
Ending Balance, Amount at Dec. 31, 2014		$ 218	8,127,649	(8,195,626)	(67,759)
Ending Balance, Shares at Dec. 31, 2014		21,757,175
Imputed interest on non-interest bearing related party debts
Amortization of warrants granted for services, related parties			1,529,182		1,529,182
Amortization of warrants granted for services			319,986		319,986
Beneficial conversion feature of convertible note			297,011		297,011
Common stock issued on debt conversions, Amount		$ 567	226,821		227,388
Common stock issued on debt conversions, Shares		56,723,887
Exercise of warrants at $0.00001 per share, related party, Amount		$ 40			40
Exercise of warrants at $0.00001 per share, related party, Shares		4,000,000
Common stock cancelled, Amount		$ (2)	2
Common stock cancelled, Shares		(150,000)
Net loss				(2,582,171)	(2,582,171)
Ending Balance, Amount at Dec. 31, 2015		$ 823	$ 10,500,651	$ (10,777,797)	(276,323)
Ending Balance, Shares at Dec. 31, 2015		82,331,062
Imputed interest on non-interest bearing related party debts
Beneficial conversion feature of convertible note					274,220
Net loss					(415,149)
Ending Balance, Amount at Mar. 31, 2016					$ (298,529)